Document And Entity Information	Feb. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 18, 2022
Entity Registrant Name	EXTERRAN CORPORATION
Entity Central Index Key	0001635881
Entity Emerging Growth Company	false
Entity File Number	001-36875
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3282259
Entity Address, Address Line One	11000 Equity Drive
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77041
City Area Code	281
Local Phone Number	836-7000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	EXTN
Security Exchange Name	NYSE